SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Loan Agreement [Member] - USD ($) $ in Millions	Aug. 28, 2026	Jul. 10, 2026	Jul. 07, 2026
Subsequent Event [Line Items]
Debt borrowing amount			$ 6.0
Debt principal amount	$ 5.5	$ 5.5
Proceeds from debt	$ 5.1	$ 5.1
Debt maturity	Aug. 20, 2027	Jun. 29, 2026
Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Debt borrowing amount			3.0
Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Debt borrowing amount			$ 3.0
Debt principal amount	$ 7.3	$ 7.3